Other disclosures - Valuation techniques for financial assets and liabilities (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure of detailed information about financial instruments [line items]
Amount of CVA	€ 240
Change in CVA (as a percent)	7.10%
Amount of DVA	€ 291
Change in DVA (as a percent)	2.10%
Amount of other valuation adjustment	€ 324
Change in other valuation adjustments (as a percent)	4.95%
Level 3
Disclosure of detailed information about financial instruments [line items]
Gains (losses) recognised in profit or loss	€ (22)	€ (148)